VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Argentina: 3.1%
9,902	(1)	MercadoLibre, Inc.	$11,778,231	3.1

		Brazil: 3.1%
1,298,722		B3 SA - Brasil Bolsa Balcao	4,279,927	1.1
1,162,300		Magazine Luiza SA	1,672,269	0.4
414,557		Raia Drogasil SA	2,084,518	0.6
121,203	(1)	XP, Inc.	3,648,210	1.0
			11,684,924	3.1

		China: 29.9%
206,296	(1)	Alibaba Group Holding Ltd.	2,815,262	0.7
555,100		Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - A Shares	3,907,135	1.0
1,401,400	(2)	Budweiser Brewing Co. APAC Ltd.	3,700,598	1.0
139,724	(1)	Dada Nexus Ltd. ADR	1,275,680	0.3
350,414		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	4,812,613	1.3
254,492		Hundsun Technologies, Inc. - A Shares	1,777,023	0.5
21,812	(1)	JD.com, Inc. ADR	1,262,260	0.3
303,292	(1)	JD.com, Inc. - Class A	8,618,010	2.3
601,887		Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	4,914,726	1.3
132,726	(1)	KE Holdings, Inc. ADR	1,641,821	0.4
1,288,000	(1)	Kingdee International Software Group Co., Ltd.	2,821,913	0.7
283,477	(1),(2)	Meituan Class B	5,370,172	1.4
113,300		Midea Group Co. Ltd. - A Shares	1,010,553	0.3
399,465		NetEase, Inc.	7,207,454	1.9
200,400		Pharmaron Beijing Co. Ltd. - A Shares	3,712,468	1.0
763,275		Ping An Bank Co. Ltd. - A Shares	1,841,563	0.5
67,521		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	3,262,359	0.8
279,800		Shenzhou International Group Holdings Ltd.	3,693,926	1.0
132,400		Sichuan Swellfun Co. Ltd. - A Shares	1,712,142	0.4
56,000		Silergy Corp.	6,566,045	1.7
215,600		Sunny Optical Technology Group Co. Ltd.	3,424,016	0.9
336,600		Tencent Holdings Ltd.	15,515,356	4.1
331,194		Wanhua Chemical Group Co. Ltd. - A Shares	4,198,484	1.1
102,100		Wuliangye Yibin Co. Ltd. - A Shares	2,478,799	0.6
732,500	(1),(2)	Wuxi Biologics Cayman, Inc.	5,816,491	1.5
3,854,000		Xinyi Solar Holdings Ltd.	6,707,385	1.8
96,761		Yum China Holdings, Inc.	4,019,452	1.1
			114,083,706	29.9

		Germany: 0.6%
47,775	(1),(2)	Delivery Hero SE	2,082,228	0.6

		Hong Kong: 5.6%
879,600		AIA Group Ltd.	9,184,683	2.4
58,700		Hong Kong Exchanges and Clearing Ltd.	2,751,464	0.7
1,572,169	(2)	JS Global Lifestyle Co. Ltd.	1,827,394	0.5
469,500		Techtronic Industries Co., Ltd.	7,522,082	2.0
			21,285,623	5.6

		India: 21.6%
55,798		Apollo Hospitals Enterprise Ltd.	3,311,469	0.9
89,003		Asian Paints Ltd.	3,601,436	1.0
47,785		Britannia Industries Ltd.	2,014,811	0.5
244,481		HDFC Bank Ltd. ADR	14,994,020	3.9
800,953	(2)	HDFC Life Insurance Co., Ltd.	5,666,824	1.5
129,940		Hindustan Unilever Ltd.	3,495,940	0.9
452,564		Housing Development Finance Corp.	14,150,810	3.7
243,959		Infosys Ltd. ADR	6,072,139	1.6
110,647		Infosys Ltd.	2,770,895	0.7
276,687		Kotak Mahindra Bank Ltd.	6,354,573	1.7
243,694		Reliance Industries Ltd.	8,428,785	2.2
235,496		Tata Consultancy Services Ltd.	11,573,544	3.0
			82,435,246	21.6

		Indonesia: 3.9%
14,218,500		Bank Central Asia Tbk PT	7,895,042	2.1
21,560,451		Bank Rakyat Indonesia	6,963,696	1.8
			14,858,738	3.9

		Macau: 0.4%
678,400	(1)	Sands China Ltd.	1,613,900	0.4

		Mexico: 3.2%
641,629		Grupo Financiero Banorte	4,833,025	1.3
1,793,397		Wal-Mart de Mexico SAB de CV	7,349,411	1.9
			12,182,436	3.2

		Panama: 0.8%
38,029	(1),(3)	Copa Holdings S.A.- Class A	3,180,746	0.8

		Poland: 0.6%
279,089	(1),(2),(3)	Allegro.eu SA	2,337,649	0.6

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Portugal: 0.7%
107,750		Jeronimo Martins SGPS SA	$2,584,930	0.7

		Singapore: 0.7%
23,492	(1)	Sea Ltd. ADR	2,814,107	0.7

		South Africa: 2.0%
195,346	(3)	Bid Corp. Ltd.	4,251,424	1.1
20,735		Capitec Bank Holdings Ltd.	3,302,263	0.9
			7,553,687	2.0

		South Korea: 7.7%
8,347		LG Chem Ltd.	3,647,360	1.0
4,861		NCSoft Corp.	1,864,224	0.5
416,031		Samsung Electronics Co., Ltd. 005930	23,806,535	6.2
			29,318,119	7.7

		Taiwan: 11.7%
586,300		Chailease Holding Co. Ltd.	5,142,630	1.4
308,000		Delta Electronics, Inc.	2,855,692	0.7
114,000		Realtek Semiconductor Corp.	1,693,445	0.4
950,223		Taiwan Semiconductor Manufacturing Co., Ltd.	19,492,420	5.1
148,525		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	15,485,216	4.1
			44,669,403	11.7

		United Kingdom: 1.2%
301,867		Prudential PLC	4,456,532	1.2

		United States: 1.5%
19,008	(1)	EPAM Systems, Inc.	5,637,963	1.5

	Total Common Stock
	(Cost $309,335,674)		374,558,168	98.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Repurchase Agreements: 1.7%
1,452,081	(4)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,452,093, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,481,123, due 02/01/36-03/01/52)	1,452,081	0.4
1,452,081	(4)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,452,093, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,481,123, due 04/05/22-04/01/52)	1,452,081	0.4
1,452,081	(4)	MUFG Securities America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,452,093, collateralized by various U.S. Government Agency Obligations, 1.920%-4.500%, Market Value plus accrued interest $1,481,123, due 12/01/28-03/01/52)	1,452,081	0.4
430,436	(4)	Nomura Securities, Repurchase Agreement dated 03/31/22, 0.27%, due 04/01/22 (Repurchase Amount $430,439, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.000%, Market Value plus accrued interest $439,045, due 06/01/27-08/01/58)	430,436	0.1
1,452,081	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,452,093, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,481,123, due 04/26/22-03/20/52)	1,452,081	0.4

	Total Repurchase Agreements
	(Cost $6,238,760)		6,238,760	1.7

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
6,198,107	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $6,198,107)	$6,198,107	1.6

	Total Short-Term Investments
	(Cost $12,436,867)	12,436,867	3.3

	Total Investments in Securities (Cost $321,772,541)	$386,995,035	101.6
	Liabilities in Excess of Other Assets	(5,964,663)	(1.6)
	Net Assets	$381,030,372	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2022.

Sector Diversification	Percentage of Net Assets
Information Technology	29.0%
Financials	25.1
Consumer Discretionary	13.0
Consumer Staples	9.1
Communication Services	7.2
Health Care	4.2
Industrials	4.1
Materials	4.0
Energy	2.2
Real Estate	0.4
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Argentina	$11,778,231	$–	$–	$11,778,231
Brazil	11,684,924	–	–	11,684,924
China	8,199,213	105,884,493	–	114,083,706
Germany	–	2,082,228	–	2,082,228
Hong Kong	–	21,285,623	–	21,285,623
India	21,066,159	61,369,087	–	82,435,246
Indonesia	7,895,042	6,963,696	–	14,858,738
Macau	–	1,613,900	–	1,613,900
Mexico	12,182,436	–	–	12,182,436
Panama	3,180,746	–	–	3,180,746
Poland	–	2,337,649	–	2,337,649
Portugal	–	2,584,930	–	2,584,930
Singapore	2,814,107	–	–	2,814,107
South Africa	4,251,424	3,302,263	–	7,553,687
South Korea	–	29,318,119	–	29,318,119
Taiwan	15,485,216	29,184,187	–	44,669,403
United Kingdom	–	4,456,532	–	4,456,532
United States	5,637,963	–	–	5,637,963
Total Common Stock	104,175,461	270,382,707	–	374,558,168
Short-Term Investments	6,198,107	6,238,760	–	12,436,867
Total Investments, at fair value	$110,373,568	$276,621,467	$–	$386,995,035

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $322,262,986.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$115,822,486
Gross Unrealized Depreciation	(51,006,968)
Net Unrealized Appreciation	$64,815,518